Share-Based Payment Arrangements - Summary of RSAs (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 14, 2023	Feb. 15, 2022	Feb. 09, 2021
2021 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jul. 26, 2021
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 15, 2022
Issuance of stocks	1.4
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2022
2022 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 08, 2022
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 14, 2023
Issuance of stocks	2.1
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2023